Cover Page	Oct. 23, 2023
Cover [Abstract]
Entity Central Index Key	0000895419
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Document Type	8-K
Document Period End Date	Oct. 23, 2023
Entity Registrant Name	WOLFSPEED, INC
Entity Incorporation, State or Country Code	NC
Entity File Number	001-40863
Entity Tax Identification Number	56-1572719
Entity Address, Address Line One	4600 Silicon Drive
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27703
City Area Code	919
Local Phone Number	407-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00125 par value
Trading Symbol	WOLF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false